M.D. Sass Equity Income Plus Fund
M.D. Sass Equity Income Plus Fund
M.D. Sass Equity Income Plus Fund

A series of Trust for Professional Managers (the “Trust”)

Supplement dated February 11, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 28, 2015

Prospectus

Page 1 – “Summary Section – Fees and Expenses of the Fund”

Shareholder Fees - M.D. Sass Equity Income Plus Fund	M.D. Sass Equity Income Plus Fund - Institutional Class	M.D. Sass Equity Income Plus Fund - Retail Class
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	none	none

Annual Fund Operating Expenses - M.D. Sass Equity Income Plus Fund		M.D. Sass Equity Income Plus Fund - Institutional Class	M.D. Sass Equity Income Plus Fund - Retail Class
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Shareholder Servicing Fees		none	0.10%
Other Expenses		0.30%	0.30%
Total Annual Fund Operating Expenses		1.05%	1.40%
Fee Waiver and/or Expense Reimbursement		(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.75%	1.10%
[1]	Pursuant to an operating expense limitation agreement between M.D. Sass, LLC, the Equity Income Plus Fund's investment adviser ("M.D. Sass"), and the Fund, M.D. Sass has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage ( i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 0.75% and 1.10% of the Equity Income Plus Fund's average daily net assets for the Institutional Class and Investor Class shares, respectively, through at least September 28, 2016. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). M.D. Sass is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Equity Income Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/reimbursement arrangement discussed in the table above is reflected only through September 28, 2016.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - M.D. Sass Equity Income Plus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
M.D. Sass Equity Income Plus Fund - Institutional Class	77	304	550	1,255
M.D. Sass Equity Income Plus Fund - Retail Class	112	414	737	1,654

Please retain this supplement with your Prospectus and SAI